RECEIVABLES (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Input tax recoverable	$ 20,741	$ 36,399	$ 10,562
Trade receivable	195,433	0	24,091
Subscriptions receivable	30,497	0	0
Total	$ 246,671	$ 36,399	$ 34,653